DEBT AND EQUITY FINANCINGS (Tables)	12 Months Ended
Dec. 31, 2024
Debt Instrument [Line Items]
SCHEDULE OF INTEREST EXPENSE
	Year ended December 31,
	2024	2023
Interest	$1,399	$291
Debt issuance costs	1,372	303
Total interest expense	$2,771	$594

SCHEDULE OF BASED ON RELATIVE FAIR VALUE ALLOCATION OF PROCEEDS AND COSTS

The Company determined that there were no embedded derivatives within the Convertible Notes that required bifurcation from the host agreement. The Company allocated the gross proceeds received, the fees incurred, and as applicable, the impact of repricing the warrants discussed above, over the July 2023 Convertible Notes and July 2023 Warrants and over the December 2023 Convertible Notes and December 2023 Warrants, as applicable, based on their relative fair values as follows (in thousands):

			Allocation of Proceeds and Costs:		Allocation of
	Relative Fair Value	Allocation Percentage	Proceeds	Costs	Proceeds, Net
July 2023 Convertible Notes	$8,715	39.94%	$3,481	$(80)	$3,401
July 2023 Warrants	13,103	60.06%	5,234	(121)	5,113
	$21,818	100.00%	$8,715	$(201)	$8,514

			Allocation of Proceeds and Costs:			Allocation of
December 2023 Closing	Relative Fair Value	Allocation Percentage	Proceeds	Costs	Warrant Repricing	Proceeds, Net
December 2023 Convertible Notes	$9,059	48.83%	$3,803	$(81)	$(766)	$2,956
December 2023 Warrants	9,495	51.17%	3,985	(85)	(802)	3,098
	$18,554	100.00%	$7,788	$(166)	$(1,568)	$6,054

			Allocation of Proceeds and Costs:		Allocation of
January 2024 Closing	Relative Fair Value	Allocation Percentage	Proceeds	Costs	Proceeds, Net
December 2023 Convertible Notes	$1,750	46.24%	$650	$(31)	$619
December 2023 Warrants	2,035	53.76%	755	(35)	720
	$3,785	100.00%	$1,405	$(66)	$1,339

SCHEDULE OF FAIR VALUE ASSUMPTIONS

The Company estimated the fair values of the Convertible Notes as of July 14, 2023, December 15, 2023 and January 11, 2024 based off a valuation performed by a third-party specialist using a binomial tree model and the following assumptions:

	Date	Stock Price	Credit Spread	Volatility	Risk-Free Rate
July 2023 Convertible Notes	7/14/2023	$42.15	2,500	108%	4.60%
December 2023 Convertible Notes	12/15/2023	$22.65	2,000	109%	3.90%
December 2023 Convertible Notes	1/11/2024	$26.25	2,000	109%	3.90%

The fair value of the Note Warrants, all of which qualified for equity classification, was determined using the Black-Scholes pricing model as of each of July 14, 2023, December 15, 2023 and January 11, 2024 using the following assumptions:

	Date	Stock Price	Exercise Price	Expected Life	Volatility	Dividend	Risk-Free Rate
July 2023 warrants	7/14/2023	$39.15	$39.15	5 years	98%	0.00%	4.04%
December 2023 warrants	12/15/2023	$22.64	$21.45	5 years	101%	0.00%	3.91%
December 2023 warrants	1/11/2024	$26.25	$21.45	5 years	102%	0.00%	3.90%

Bridge Debt [Member]
Debt Instrument [Line Items]
SCHEDULE OF INTEREST EXPENSE
Year ended December 31,
2024
Interest	$45
Debt issuance costs	3,887
Total interest expense	$3,932